Investments - Additional Information (Details) - EBP 009	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Employee benefit plan, redeemed funds unable to reinvest in competing fund for least period	90 days
Employee benefit plan, restriction of plan notice period for fund redemption	12 months